Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2024	Nov. 30, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017	Nov. 30, 2016	Nov. 30, 2015	Nov. 30, 2014
C000121983 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Riverbridge Growth Fund (Institutional Class/RIVBX)
Account Value	$ 34,001	$ 34,001	$ 34,001	$ 25,795	$ 21,779	$ 29,313	$ 26,014	$ 18,743	$ 16,047	$ 13,826	$ 11,165	$ 10,732	$ 10,000
Average Annual Return, Percent	31.81%	12.65%	13.02%
C000121984 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Riverbridge Growth Fund (Investor Class/RIVRX)
Account Value	$ 33,261	$ 33,261	$ 33,261	25,296	21,409	28,890	25,697	18,552	15,904	13,741	11,119	10,714	10,000
Average Annual Return, Percent	31.49%	12.39%	12.77%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,002	$ 35,002	$ 35,002	26,142	22,964	25,294	19,773	16,834	14,498	13,642	11,103	10,275	10,000
Average Annual Return, Percent	33.89%	15.77%	13.35%
Russell 3000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Growth Index
Account Value	$ 44,425	$ 44,425	$ 44,425	$ 32,155	$ 25,814	$ 32,923	$ 25,444	$ 18,746	$ 15,585	$ 14,412	$ 11,064	$ 10,614	$ 10,000
Average Annual Return, Percent	38.16%	18.84%	16.08%